Federated Kaufmann Small Cap Fund
A Portfolio of Federated Equity Funds
Class A Shares (TICKER FKASX)
Class B Shares (TICKER FKBSX)
Class C Shares (TICKER FKCSX)
Class r Shares (TICKER FKKSX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED deCEMBER 31, 2013
Under the heading entitled “Fund Management,” please delete the information regarding Aash Shah.
March 12, 2014
Federated Kaufmann Small Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452072 (3/14)